GS Mortgage-Backed Securities Trust 2023-PJ5 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 10/3/2023 4:58:48 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	9	0.00%	275
Amortization Term	0	8	0.00%	275
Amortization Type	0	8	0.00%	275
Appraised Value	0	1	0.00%	275
Balloon Flag	0	268	0.00%	275
Borrower First Name	0	275	0.00%	275
Borrower FTHB	0	5	0.00%	275
Borrower Last Name	0	275	0.00%	275
Borrower SSN	0	272	0.00%	275
City	0	275	0.00%	275
Coborrower First Name	0	4	0.00%	275
Coborrower FTHB	0	1	0.00%	275
Coborrower Last Name	0	4	0.00%	275
Coborrower SSN	0	3	0.00%	275
Contract Sales Price	0	5	0.00%	275
Decision System	0	4	0.00%	275
Doc Type	0	4	0.00%	275
First Payment Date	0	4	0.00%	275
Has FTHB	0	1	0.00%	275
Investor: Qualifying Total Debt Ratio	0	271	0.00%	275
Lender	0	268	0.00%	275
Lien Position	0	5	0.00%	275
LTV Valuation Value	0	4	0.00%	275
Maturity Date	0	4	0.00%	275
MERS Min Number	0	4	0.00%	275
Mortgage Type	0	1	0.00%	275
Note Date	0	8	0.00%	275
Occupancy	0	275	0.00%	275
Original CLTV	0	275	0.00%	275
Original Interest Rate	0	275	0.00%	275
Original Loan Amount	0	275	0.00%	275
Original LTV	0	275	0.00%	275
Original P&I	0	4	0.00%	275
Origination Channel	0	1	0.00%	275
Origination Company Name	0	3	0.00%	275
Originator Loan Designation	0	268	0.00%	275
PITIA Reserves Months	0	153	0.00%	275
Product Description	0	268	0.00%	275
Property Type	0	275	0.00%	275
Purpose	0	275	0.00%	275
Refi Purpose	0	7	0.00%	275
Representative FICO	1	275	0.36%	275
State	0	275	0.00%	275
Street	0	275	0.00%	275
Universal Loan Identifier (ULI)	0	4	0.00%	275
Zip	0	275	0.00%	275
Total	1	5,724	0.02%	275